Retirement Benefit Plans - Summary of Retirement Benefit Plans (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Net change in operating assets and liabilities:
Total net assets	£ 1,983	£ 1,536
Unfunded pension and post-retirement medical benefits
Net change in operating assets and liabilities:
Surplus (deficit) in plan	(29)	(37)
Surplus | Funded defined benefit pension scheme
Net change in operating assets and liabilities:
Surplus (deficit) in plan	£ 2,012	£ 1,573